SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	LONG-TERM MUNICIPAL BONDS — 89.3%
	Alabama — 1.9%
	Alabama Community College System ACCS Enhancements Fee Revenue (Insured: AGM), 4.00% due 9/1/2046	$1,500,000	$ 1,768,318
[a]	Black Belt Energy Gas District, Series B, 4.00% due 10/1/2052 (put 12/1/2026)	3,000,000	3,395,916
[a]	Selma (International Paper Co.) IDB, Series A, 2.00% due 11/1/2033 (put 10/1/2024)	2,025,000	2,092,064
	Arizona — 2.6%
	Arizona (GreatHearts Arizona Obligated Group; Insured: SD CRED PROG) IDA, Series A, 5.00% due 7/1/2026 - 7/1/2031	615,000	775,209
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,819,055
	County of Pima (TMC HealthCare Obligated Group ) IDA, 4.00% due 4/1/2046	250,000	292,057
	County of Yavapai (Waste Management, Inc.) AMT IDA, 1.30% due 6/1/2027	750,000	749,995
	Maricopa County (Highland Prep Obligated Group; Insured: State Intercept) IDA, Series A, 4.00% due 7/1/2046	740,000	852,801
[a]	Maricopa County Pollution Control Corp. (Public Service Co. of New Mexico), 0.875% due 6/1/2043 (put 10/1/2026)	1,700,000	1,686,587
	Maricopa County Special Health Care District GO, Series D, 5.00% due 7/1/2033	1,000,000	1,326,360
	Pinal County (Tucson Electric Power Co.) IDA, 4.00% due 9/1/2029	1,520,000	1,576,588
	Arkansas — 0.3%
	University of Arkansas Board of Trustees (Fayetteville Campus), Series A, 5.00% due 11/1/2036 (pre-refunded 11/1/2024)	1,000,000	1,128,744
	California — 6.0%
	ABAG Finance Authority for Nonprofit Corporations (Episcopal Senior Communities), Series A, 5.00% due 7/1/2047 (pre-refunded 7/1/2022)	1,635,000	1,673,754
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	789,938
	California (Children’s Hospital Los Angeles) HFFA, Series A, 5.00% due 11/15/2034 - 8/15/2036	920,000	1,023,201
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,170,000	1,175,012
	California Municipal Finance Authority (California Institute of the Arts), 4.00% due 10/1/2046	960,000	1,114,461
	California Municipal Finance Authority (CHF-Davis II LLC; Insured: BAM) (Green Bond),
	4.00% due 5/15/2041	500,000	592,548
	5.00% due 5/15/2029 - 5/15/2031	1,195,000	1,543,502
[b]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) LP Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,036,162
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	1,440,000	1,271,150
	City of Palm Springs Financing Authority (Downtown Revitalization Project), Series B, 5.25% due 6/1/2027 (pre-refunded 6/1/2022)	1,620,000	1,653,571
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	625,000	642,084
	Daly County Housing (Franciscan Country Club Mobile Home Park Acquisition) DFA, Series A, 5.25% due 12/15/2023	650,000	652,235
	M-S-R Energy Authority (Guaranty: Citigroup Global Markets), Series A, 6.50% due 11/1/2039	1,245,000	2,000,310
[a]	Northern California Energy Authority (Commodity Supply Revenue; Guaranty: Goldman Sachs Group, Inc.), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,166,764
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035 (pre-refunded 8/1/2025)	1,000,000	1,159,625
	Ontario International Airport Authority (Insured: AGM) AMT, Series B, 5.00% due 5/15/2034	500,000	652,294
	San Francisco City & County Airport Comm-San Francisco International Airport AMT, Series 2020A, 5.00% due 5/1/2038	1,000,000	1,266,285
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Series D, Zero Coupon due 8/1/2023	1,025,000	1,017,100
	State of California GO, 5.00% due 11/1/2029	1,000,000	1,302,929
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	854,279
	Colorado — 2.6%
	Crystal Valley Metropolitan District No 2 (Insured: AGM) GO, Series A, 5.00% due 12/1/2025 - 12/1/2030	1,810,000	2,256,925
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,173,421
	Durango School District No. 9-R (State Aid Witholding) GO, Series R, 5.00% due 11/1/2031	1,000,000	1,326,239
	Public Authority for Colorado Energy (Natural Gas Purchase; Guaranty: Merrill Lynch & Co), 6.50% due 11/15/2038	260,000	399,421
	Regional Transportation District, Series A, 5.00% due 7/15/2032	600,000	766,223
	Regional Transportation District (FasTracks Transportation System) COP, Series A, 5.00% due 6/1/2044	565,000	597,867
	State of Colorado COP, Series A, 4.00% due 12/15/2040	1,500,000	1,826,730
	Village Metropolitan District GO, 5.00% due 12/1/2040	1,000,000	1,124,786
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049	595,000	636,877
	Connecticut — 2.8%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2026 - 2/1/2030	2,620,000	3,210,786
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,458,240
	Series E, 5.00% due 9/15/2033	1,350,000	1,675,304
	State of Connecticut, Special Tax Revenue, Series A, 5.00% due 5/1/2037	750,000	963,503
	University of Connecticut (Insured: AGM), Series A, 5.00% due 4/15/2028	1,975,000	2,440,391
	District of Columbia — 0.9%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,391,920
	Metropolitan Washington Airports Authority Aviation Revenue AMT, Series A, 4.00% due 10/1/2041	1,750,000	2,079,114
	Florida — 3.4%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,197,656
[b]	Charlotte County (Town & Country Utilities Projects) IDA AMT, 5.00% due 10/1/2029	500,000	563,631
	County of Miami-Dade Aviation Revenue, Series A, 5.00% due 10/1/2032	500,000	647,464
	Florida Department of Management Services, Series A, 5.00% due 9/1/2025	500,000	580,966

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2027 (pre-refunded 4/1/2022)	$1,000,000	$ 1,011,618
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), Series A, 5.00% due 7/1/2022 - 7/1/2024	1,250,000	1,330,436
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	1,100,000	1,128,292
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,189,324
	Pasco County School Board COP, Series A, 5.00% due 8/1/2032	750,000	997,775
	Pompano Beach, Series A 4.00% due 9/1/2041	1,500,000	1,657,518
	Town of Davie (Nova Southeastern University, Inc.), 5.00% due 4/1/2032	400,000	483,490
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,705,342
	Wildwood Utility Dependent District (Insured: BAM), 5.00% due 10/1/2046	500,000	632,228
	Georgia — 2.8%
	Development Authority of Burke County, 2.20% due 10/1/2032	1,225,000	1,229,208
[a]	Main Street Natural Gas, Inc. (Guaranty: Citigroup Global Markets), Series C, 4.00% due 5/1/2052 (put 12/1/2028)	1,500,000	1,762,801
	Main Street Natural Gas, Inc. (Guaranty: Macquarie Group Ltd.), Series A, 5.00% due 5/15/2037	2,640,000	3,753,919
	Main Street Natural Gas, Inc. (Guaranty: Merrill Lynch & Co), Series A, 5.50% due 9/15/2023	350,000	378,643
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2038 - 1/1/2039	2,725,000	3,445,856
	Private Colleges & Universities Authority (Corp. of Mercer University), 5.00% due 10/1/2030 - 10/1/2032	350,000	454,189
	Guam — 0.9%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,031,347
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	529,169
	5.25% due 7/1/2024	500,000	531,348
	Territory of Guam, Series F, 5.00% due 1/1/2030 - 1/1/2031	1,000,000	1,243,628
	Hawaii — 0.7%
	State of Hawaii Airports System Revenue AMT, Series A, 5.00% due 7/1/2034	2,000,000	2,538,462
	State of Hawaii Harbor System Revenue AMT, Series A, 5.00% due 7/1/2029	250,000	317,322
	Illinois — 10.8%
	Chicago Midway International Airport AMT, Series A, 5.00% due 1/1/2030	1,500,000	1,622,194
	Chicago Park District GO,
	Series A,
	5.00% due 1/1/2027 - 1/1/2040	1,510,000	1,696,922
	5.00% due 1/1/2040 (pre-refunded 1/1/2024)	1,315,000	1,435,621
	City of Chicago, 5.00% due 1/1/2022	1,195,000	1,195,000
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	582,693
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,686,346
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	207,392
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,823,044
	City of Chicago GO,
	Series A,
	5.00% due 1/1/2039	1,000,000	1,200,910
	5.625% due 1/1/2031	500,000	600,576
	6.00% due 1/1/2038	2,330,000	2,816,238
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029 (pre-refunded 8/1/2024)	2,195,000	2,446,696
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), Series C, 5.00% due 8/15/2035	2,355,000	2,687,717
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	837,993
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2022 - 4/1/2036	1,815,000	2,132,952
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,142,924
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,451,465
	Series D, 5.00% due 1/1/2028	1,000,000	1,088,520
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	55,899
	Metropolitan Water Reclamation District of Greater Chicago GO, Series A, 5.00% due 12/1/2025	500,000	585,079
	Northern Illinois University (Insured: BAM), 4.00% due 10/1/2033 - 10/1/2034	950,000	1,140,831
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,500,509
	Sales Tax Securitization Corp., Series A, 5.00% due 1/1/2029	1,000,000	1,228,006
	State of Illinois GO,
	5.50% due 5/1/2039	375,000	481,621
	Series D, 5.00% due 11/1/2028	3,000,000	3,616,410
	State of Illinois Sales Tax Revenue (Insured: BAM-Natl-Re), Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	5,452,741
	Will County School District No. 114 Manhattan (Insured: Natl-Re) ETM GO, Series C, Zero Coupon due 12/1/2023	115,000	113,863
	Will County School District No. 114 Manhattan (Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	455,000	451,224
	Indiana — 0.6%
	City of Indianapolis Department of Public Utilities Water System Revenue, Series A, 5.00% due 10/1/2034	1,000,000	1,254,383
[a]	City of Whiting (Guaranty: BP plc) AMT, 5.00% due 12/1/2044 (put 6/5/2026)	1,000,000	1,173,039

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Kansas — 1.2%
[a]	Kansas (AdventHealth Obligated Group) DFA, Series B, 5.00% due 11/15/2054 (put 11/15/2031)	$1,000,000	$ 1,330,095
	Kansas Independent College Finance Authority (Ottawa University), Series C, 4.125% due 5/1/2022	1,250,000	1,260,009
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,231,249
	Kentucky — 1.9%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2022	2,650,000	2,634,108
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2029	500,000	617,979
[a]	Kentucky Public Energy Authority (Guaranty: Morgan Stanley Group), Series A, 4.00% due 4/1/2048 (put 4/1/2024)	4,000,000	4,283,504
	Louisiana — 2.3%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034 (pre-refunded 12/1/2024)	400,000	452,478
	Louisiana Energy and Power Authority (Louisiana Energy & Power Authority Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038 (pre-refunded 6/1/2023)	2,250,000	2,407,104
	Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Series A, 5.00% due 5/15/2035 - 5/15/2037	1,925,000	2,423,939
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	863,343
[a]	Parish of St. Charles (Valero Energy Corp. Refinery; Guaranty: Valero Energy Corp.), 4.00% due 12/1/2040 (put 6/1/2022)	2,750,000	2,787,768
	Maine — 0.3%
	Maine State Housing Authority AMT, Series C-1, 3.00% due 11/15/2023	1,000,000	1,042,740
	Massachusetts — 0.2%
	Massachusetts (Jordan Hospital and Milton Hospital) DFA, Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	635,940
	Michigan — 4.1%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,403,885
	City of Detroit GO,
	5.00% due 4/1/2023 - 4/1/2024	900,000	959,842
	Series A, 5.00% due 4/1/2032	300,000	380,060
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,061,594
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,234,490
	Detroit City School District (School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2025	1,000,000	1,015,336
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	939,281
	Gerald R Ford International Airport Authority AMT, 5.00% due 1/1/2046	500,000	650,654
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital), 5.25% due 5/15/2041	140,000	140,460
	Livonia Public School District (School Building & Site; Insured: AGM) GO, Series I, 5.00% due 5/1/2036 (pre-refunded 5/1/2023)	225,000	239,032
	Michigan Finance Authority (State Department of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,003,305
	Michigan Finance Authority (Trinity Health Corp. Obligated Group), 5.00% due 12/1/2027	165,000	201,452
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	855,000	857,702
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	2,000,000	2,076,590
[a]	Michigan Strategic Fund (Graphic Packaging International LLC) (Green Bond) AMT, 4.00% due 10/1/2061 (put 10/1/2026)	1,000,000	1,116,612
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,929,872
	Minnesota — 0.3%
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.55% due 7/1/2039	1,300,000	1,337,267
	Nebraska — 1.0%
[a]	Central Plains Energy Project (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 3/1/2050 (put 1/1/2024)	1,650,000	1,781,754
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	2,023,309
	Nevada — 1.3%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,190,543
	City of Las Vegas Special Improvement District No. 814 (Summerlin Vlg 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,090,000	1,202,903
	Clark County School District (Insured: AGM) GO, Series B, 5.00% due 6/15/2031	1,650,000	2,093,116
	Las Vegas Valley Water District GO, Series A, 5.00% due 6/1/2030	400,000	473,679
	New Hampshire — 0.1%
[a]	New Hampshire Business Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT, Series A4, 2.15% due 8/1/2038 (put 7/1/2024)	500,000	514,143
	New Jersey — 4.3%
	New Jersey (New Jersey Transit Corp.) EDA, 5.00% due 11/1/2033	500,000	625,303
	New Jersey (School Facilities Construction) EDA,
	5.00% due 6/15/2035 - 6/15/2038	1,250,000	1,556,869
	Series II, 5.00% due 3/1/2026	430,000	433,102
	Series NN, 5.00% due 3/1/2026	1,000,000	1,051,847
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,243,843
	New Jersey (State of New Jersey Department of the Treasury) EDA, Series DDD, 5.00% due 6/15/2033	500,000	601,464
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), Series A-1, 5.00% due 6/15/2027	3,000,000	3,515,415
	New Jersey Transportation Trust Fund Authority (Transportation Program Bonds), Series AA, 5.00% due 6/15/2038	1,500,000	1,833,576
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 6/15/2024 - 12/15/2039	5,050,000	6,103,655
	New Mexico — 2.9%
[a]	City of Farmington (Public Service Co. of New Mexico), Series D, 1.10% due 6/1/2040 (put 6/1/2023)	1,000,000	1,005,935

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	City of Santa Fe (El Castillo Retirement Project), Series A, 5.00% due 5/15/2044	$ 950,000	$ 1,057,486
	City of Santa Fe (El Castillo Retirement Residences), 5.00% due 5/15/2034	1,465,000	1,478,434
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), 5.00% due 7/1/2032	2,525,000	2,584,421
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	1,000,000	1,256,973
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	2.85% due 7/1/2039	910,000	967,859
	3.50% due 7/1/2050	1,660,000	1,808,829
[a]	New Mexico Municipal Energy Acquisition Authority, Series A, 5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,134,170
	New York — 4.2%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,224,790
	Series J, 5.00% due 8/1/2031	1,500,000	1,673,013
	City of New York GO, Series C-1, 5.00% due 8/1/2032	500,000	651,948
	County of Nassau (Insured: BAM) GO, Series B, 5.00% due 4/1/2034 (pre-refunded 4/1/2024)	500,000	551,238
	County of Suffolk (Insured: AGM) GO, Series B, 5.00% due 10/15/2026	1,000,000	1,199,438
	Metropolitan Transportation Authority (Green Bond), Series A1, 5.00% due 11/15/2030	1,045,000	1,219,611
	Metropolitan Transportation Authority (Transit and Commuter System), Series B-1, 5.00% due 5/15/2022	2,000,000	2,034,572
	New York City Transitional Finance Authority Future Tax Secured Revenue, Series C-1, 5.00% due 5/1/2033	1,000,000	1,310,970
	New York State Dormitory Authority (State of New York Personal Income Tax Revenue),
	Series A, 5.00% due 3/15/2036	1,000,000	1,311,642
	Series D, 4.00% due 2/15/2040	1,000,000	1,174,685
	Port Authority of New York & New Jersey AMT, Series 223, 5.00% due 7/15/2033	750,000	978,335
	Town of Oyster Bay (Insured: AGM) GO, 4.00% due 3/1/2027	800,000	924,124
	North Carolina — 2.4%
[a]	Charlotte-Mecklenburg Hospital Authority (Atrium Health Obligated Group), Series D, 5.00% due 1/15/2049 (put 12/1/2031)	1,500,000	1,988,068
	North Carolina Medical Care Commission, 4.00% due 1/1/2041	1,020,000	1,137,787
	North Carolina Medical Care Commission (Caromont Health Obligated Group), Series A, 5.00% due 2/1/2027 - 2/1/2032	1,900,000	2,411,877
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029 (pre-refunded 6/1/2025)	1,705,000	1,954,351
	North Carolina Turnpike Authority, 5.00% due 2/1/2024 - 1/1/2030	1,500,000	1,787,179
	North Dakota — 0.4%
	University of North Dakota (Insured: AGM) COP, Series A, 4.00% due 6/1/2046	1,500,000	1,730,377
	Ohio — 1.2%
	Akron, Bath and Copley Joint Township Hospital District (Summa Health System Obligated Group),
	5.00% due 11/15/2030 - 11/15/2032	1,000,000	1,280,525
	5.25% due 11/15/2030	1,420,000	1,690,247
	City of Akron (Community Learning Centers), Series A, 5.00% due 12/1/2031	625,000	637,216
[a]	Ohio Air Quality Development Authority (Ohio Valley Electric Corp.), Series B, 1.375% due 2/1/2026 (put 11/1/2024)	1,000,000	1,007,630
	Oklahoma — 0.3%
	Pontotoc County Educational Facilities Authority, 4.00% due 9/1/2040	1,000,000	1,161,375
	Oregon — 0.4%
[a,b]	Tender Option Bond Trust Receipts/Certificates (Guaranty: Deutsche Bank A.G.), Series 2021-XF1123, 0.35% due 10/1/2061 (put 1/7/2022)	1,000,000	1,000,000
	Yamhill County Hospital Authority (Friendsview Manor Obligated Group), Series B-3, 1.75% due 11/15/2026	500,000	498,265
	Pennsylvania — 6.6%
	Bucks County (Waste Management, Inc.) AMT IDA, Series A-2, 2.75% due 12/1/2022	4,000,000	4,071,920
	City of Philadelphia (Philadelphia Airport Revenue; Insured: AGM) AMT, 4.00% due 7/1/2046	250,000	289,091
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,662,887
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,233,877
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,160,226
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	876,348
	Pennsylvania (Presbyterian Homes Obligated Group) EDFA, 4.00% due 7/1/2041	1,050,000	1,174,743
[a]	Pennsylvania (Waste Management, Inc.; Guaranty: Waste Management Holdings) EDFA AMT, Series A, 0.58% due 8/1/2037 (put 8/1/2024)	1,700,000	1,691,527
[a]	Pennsylvania EDFA AMT, Series A, 0.18% due 4/1/2034 (put 1/18/2022)	1,000,000	1,000,000
	Pennsylvania Turnpike Commission,
	Series B,
	4.00% due 12/1/2040	785,000	936,916
	5.00% due 12/1/2036	350,000	453,138
	Pennsylvania Turnpike Commission (Highway Improvements), Series A-1, 5.00% due 12/1/2037	750,000	916,247
	Philadelphia (Philadelphia) IDA, 5.00% due 5/1/2024	1,000,000	1,100,527
	Philadelphia (Thomas Jefferson University) IDA, Series A, 5.00% due 9/1/2035	1,500,000	1,787,115
	Philadelphia Airport Revenue, Series A, 5.00% due 7/1/2030	750,000	976,416
	Philadelphia Airport Revenue AMT, Series B, 5.00% due 7/1/2030	925,000	1,114,253
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,615,682
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,396,767

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	School District of Philadelphia (State Aid Witholding) GO,
	Series A,
	4.00% due 9/1/2041	$1,000,000	$ 1,179,554
	5.00% due 9/1/2038	100,000	122,076
	University of Pittsburgh-of the Commonwealth System of Higher Education, 4.00% due 4/15/2026	1,000,000	1,135,732
	Rhode Island — 0.6%
	Pawtucket Housing Authority, 5.50% due 9/1/2022 - 9/1/2024	475,000	486,162
	Rhode Island Health and Educational Building Corp. (St. George’s School), 4.00% due 10/1/2046	1,600,000	1,879,176
	South Carolina — 0.7%
	Patriots Energy Group, Series A, 4.00% due 6/1/2046 - 6/1/2051	2,500,000	2,914,714
	Tennessee — 2.9%
	Memphis-Shelby County Airport Authority AMT, Series A, 5.00% due 7/1/2033	1,770,000	2,299,426
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.00% due 7/1/2031	1,500,000	1,954,362
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), Series A, 5.00% due 5/1/2036	1,000,000	1,202,793
[a]	Tennergy Corp. (Guaranty: Morgan Stanley Group), Series A, 4.00% due 12/1/2051 (put 9/1/2028)	3,000,000	3,471,387
	Tennessee Energy Acquisition Corp. (The Gas Project; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.25% due 9/1/2024	500,000	558,621
[a]	Tennessee Energy Acquisition Corp. (The Tennessee Energy Acquisition Corp.; Guaranty: Goldman Sachs Group, Inc.), Series A, 5.00% due 5/1/2052 (put 11/1/2031)	1,500,000	1,930,321
	Texas — 6.9%
	Arlington Higher Education Finance Corp. (Pineywoods Community Academy; Insured: PSF-GTD), Series A, 4.00% due 8/15/2044	1,970,000	2,294,158
	City of Brownsville AMT GO, 4.00% due 2/15/2034 - 2/15/2042	1,460,000	1,705,248
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,191,056
	City of Houston (Combined Utility System),
	Series A, 5.00% due 11/15/2032	1,000,000	1,319,611
	Series D, 5.00% due 11/15/2028	2,500,000	2,817,415
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	2,500,000	2,931,582
	City of Houston TX Airport System Revenue AMT, Series A, 4.00% due 7/1/2041	1,310,000	1,538,643
[a]	Denton (Insured: PSF-GTD) ISD GO, Series B, 2.00% due 8/1/2044 (put 8/1/2024)	500,000	519,986
	Greater Texas Cultural Education Facilities Finance Corp. (County of Fort Bend), 4.00% due 3/1/2046	1,500,000	1,740,572
[a]	Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group), 5.00% due 10/1/2051 (put 10/1/2031)	1,500,000	2,003,572
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	2,980,000	3,031,366
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	20,000	20,345
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	1,062,332
[a]	San Antonio Water System, Series A, 2.625% due 5/1/2049 (put 5/1/2024)	500,000	526,278
	Texas Municipal Gas Acquisition & Supply Corp. III (Guaranty: Macquarie Group Ltd.), 5.00% due 12/15/2031	500,000	651,511
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	1,250,000	1,384,299
	Waco Educational Finance Corp. (Baylor University), 4.00% due 3/1/2046	1,000,000	1,178,182
	Utah — 1.5%
	City of Salt Lake Airport Revenue AMT, Series A, 5.00% due 7/1/2046	2,500,000	3,169,757
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	700,000	847,731
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033 (pre-refunded 6/15/2025)	1,000,000	1,155,648
	Vineyard Redevelopment Agency (Vineyard Redevelopment Agency Geneva Urban Renewal Project Area; Insured: AGM), 4.00% due 5/1/2040 - 5/1/2046	610,000	719,434
	Virginia — 0.6%
[a]	Halifax County (VirginiaI Electric and Power Co. Project) IDA, Series A, 0.45% due 12/1/2041 (put 4/1/2022)	500,000	499,985
	James City County (Williamsburg Landing, Inc. Obligated Group) EDA, Series A, 4.00% due 12/1/2029 - 12/1/2030	455,000	516,892
	Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group), Series A, 5.00% due 1/1/2034	1,000,000	1,225,711
	Washington — 1.4%
	Port of Seattle AMT, 5.00% due 4/1/2039	1,705,000	2,109,305
	State of Washington (Various Purposes) GO, Series 2021A, 5.00% due 6/1/2038	1,000,000	1,298,432
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045 (pre-refunded 1/1/2023)	2,000,000	2,109,006
	West Virginia — 0.4%
[a]	West Virginia (Appalachian Power Co.) EDA, Series B, 2.625% due 12/1/2042 (put 6/1/2022)	1,500,000	1,511,810
	Wisconsin — 2.6%
	Public Finance Authority, 4.00% due 10/1/2051	1,685,000	1,872,338
	Public Finance Authority (Renown Regional Medical Center), 5.00% due 6/1/2036	650,000	821,605
[a]	Public Finance Authority (St. John’s College), 3.00% due 10/1/2045 (put 10/1/2026)	1,500,000	1,530,926
	Public Finance Authority (Texas Biomedical Research Institute), 4.00% due 6/1/2039 - 6/1/2041	770,000	889,080
	Wisconsin Health & Educational Facilities Authority, 4.00% due 8/15/2046 - 12/1/2051	1,645,000	1,810,068
[a]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), Series B-4, 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,421,760
	Wisconsin Housing (Collateralized: FNMA) EDA, Series C, 2.75% due 9/1/2039	1,835,000	1,908,360

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2021 (Unaudited)

	ISSUER-DESCRIPTION	Principal Amount	VALUE
	Total Long-Term Municipal Bonds — 89.3% (Cost $330,348,612)		348,950,674
	Short-Term Municipal Bonds — 9.5%
	California — 0.7%
[a]	Irvine Ranch Water District (Variable-IMPT Dists-Cons; LOC U.S. Bank N.A.), Series A, 0.05% due 10/1/2041 (put 1/3/2022)	$2,750,000	$ 2,750,000
	Florida — 2.8%
	City of Gainesville Utilities System Revenue (SPA Barclays Bank plc),
[a]	Series A, 0.06% due 10/1/2026 (put 1/3/2022)	2,885,000	2,885,000
[a]	Series B, 0.10% due 10/1/2042 (put 1/3/2022)	2,000,000	2,000,000
[a]	County of Manatee (Florida Power & Light Co.), 0.12% due 9/1/2024 (put 1/3/2022)	1,000,000	1,000,000
[a,b]	Deutsche Bank Spears/Lifers Trust (LOC Deutche Bank A.G.), Series DBE-8083, 0.50% due 7/1/2061 (put 1/7/2022)	5,000,000	5,000,000
	Georgia — 0.2%
[a]	Athens-Clarke County Unified Government Development Authority (University of Georgia Athletic Association, Inc.; LOC SPA Wells Fargo Bank, N.A.), Series B, 0.08% due 7/1/2035 (put 1/3/2022)	580,000	580,000
	Maryland — 0.1%
[a]	Montgomery County (LOC U.S. Bank N.A.) GO, Series E 0.09% due 11/1/2037 (put 1/3/2022)	550,000	550,000
	New Hampshire — 0.0%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire; SPA State Street Bank & Trust Co.), Series A2, 0.10% due 7/1/2035 (put 1/3/2022)	15,000	15,000
	New York — 5.4%
[a]	City of New York (SPA JPMorgan Chase Bank N.A.) GO , 0.08% due 6/1/2044 (put 1/3/2022)	955,000	955,000
	New York City Transitional Finance Authority Future Tax Secured Revenue (SPA JPMorgan Chase Bank N.A.),
[a]	Series E3, 0.08% due 2/1/2045 (put 1/3/2022)	1,000,000	1,000,000
[a]	Series E4, 0.08% due 2/1/2045 (put 1/3/2022)	5,000,000	5,000,000
[a]	New York City Water & Sewer System (SPA JPMorgan Chase Bank N.A.), Series FF2, 0.08% due 6/15/2044 (put 1/3/2022)	7,500,000	7,500,000
	New York State Housing Finance Agency (LOC Landesbank Hessen-Thuringen),
[a]	0.09% due 11/1/2046 (put 1/3/2022)	6,315,000	6,315,000
[a]	Series A, 0.09% due 11/1/2046 (put 1/3/2022)	500,000	500,000
	Texas — 0.3%
[a]	San Antonio Education Facilities Corp. (Trinity University), 0.12% due 6/1/2033 (put 1/7/2022)	1,000,000	1,000,000
	Total Short-Term Municipal Bonds — 9.5% (Cost $37,050,000)		37,050,000
	Total Investments — 98.8% (Cost $367,398,612)		$386,000,674
	Other Assets Less Liabilities — 1.2%		4,790,341
	Net Assets — 100.0%		$390,791,015

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $7,599,793, representing 1.94% of the Fund’s net assets.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2021 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority/Agency
EDA	Economic Development Authority
EDFA	Economic Development Financing Authority
ETM	Escrowed to Maturity
FHLMC	Collateralized by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
ISD	Independent School District
LOC	Letter of Credit
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
SD CRED PROG	State Credit Enhancement Program
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.